Prudential Investment Portfolios 5 (CIK 0001090155)

Form N-14 Filed on December 15, 2010

File No. 333-171191, Accession Number 0001104659-10-062869

This submission is being made solely to obtain identifiers for Class R shares and Class Z shares of Prudential Small-Cap Value Fund, Series ID: S000004721. Class R shares and Class Z shares were substantively registered in the above-referenced Form N-14 filing.

Any questions on this submission should be directed to Jonathan Shain of Prudential Investments, telephone number (973) 802-6469.